GOF-SA3 6/26

SUPPLEMENT DATED JUNE 18, 2026
TO THE STATEMENT OF ADDITIONAL INFORMATION OF EACH
FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

Effective August 1, 2026, the shareholders of the Funds listed on Schedule A elected a new slate of board members as the Board of Trustees of each Trust. Below is information regarding the newly elected Board members.

I. The following information replaces the Independent Board Members table in the “Officers and Trustees” section of each Statement of Additional Information (SAI):

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since August 2026	123	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Ann Torre Bates (1958) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Franklin Alternative Strategies Funds – since 2011 Franklin Mutual Series Funds – since 1995 Franklin Value Investors Trust – since 2015	123

Ares Core Infrastructure Fund (closed-end management investment company regulated as a business development company) (2024-present); Ares Strategic Income Fund (closed-end management investment company regulated as a business development company) (2022-present); Ares Capital Corporation (closed-end management investment company regulated as a business development company); and formerly, United Natural Foods, Inc. (food distribution) (2013-2023) and Navient Corporation (loan management, servicing and asset recovery) (2014-2016).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since August 2026	123	Hess Corporation (exploration of oil and gas) (2014-2025).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018-present); and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since August 2026	123

Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present); and formerly, Avis Budget Group Inc. (car rental) (2007-2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since August 2026	123

Santander Holdings USA (holding company) (2019-present); and formerly, Hess Corporation (exploration of oil and gas) (1993-2025); Santander Consumer USA Holdings, Inc. (consumer finance) (2016-2023), Canadian National Railway (railroad) (2001-2021), White Mountains Insurance Group, Ltd. (holding company) (2004-2021), RTI International Metals,

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
				Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since August 2026	123	Boeing Capital Corporation (aircraft financing) (2006-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-2025); Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since August 2026	123

Graham Holdings Company (education and media organization) (2011-2021); The Southern Company (energy company) (2014-2020; previously 2010-2012) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Valerie M. Williams (1956) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2023	107

Omnicom Group, Inc. (advertising and marketing communications services) (2016-present), DTE Energy Co. (gas and electric utility) (2018-present), Devon Energy Corporation (exploration and production of oil and gas) (2021-present); and formerly, WPX Energy, Inc. (exploration and production of oil and gas) (2018-2021).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).

1. Information is estimated as of August 1, 2026, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

II. The following information replaces the information for Gregory E. Johnson and Jennifer M. Johnson in the Interested Board Members and Officers table in the “Officers and Trustees” section of each SAI:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Gregory E. Johnson (1961)[2] One Franklin Parkway San Mateo, CA 94403-1906	Chairman and Trustee	Chairman since August 2026 Franklin Alternative Strategies Funds –Trustee since 2011 Franklin Mutual Series Funds –Trustee since 2007 Franklin Value Investors Trust – Trustee since 2015	123	None

Principal Occupation During at Least the Past 5 Years:

Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman, Investment Company Institute; and formerly, Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.

Rupert H. Johnson, Jr. (1940)[3] One Franklin Parkway San Mateo, CA 94403-1906	Trustee Franklin Value Investors Trust – Vice President	Trustee since August 2026 Franklin Value Investors Trust – Vice President since 1989	123	None

Principal Occupation During at Least the Past 5 Years:

Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

1. Information is as of August 1, 2026, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.

3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.

III. The following replaces the table providing the total fees paid to the independent board members in the “Officers and Trustees” section of each SAI:

Name	Total Fees Received from the Fund ($)[1]	Total Fees Received from Franklin Templeton ($)[2]
Harris J. Ashton	None	$623,000
Ann Torre Bates[3]	Franklin Alternative Strategies Funds: $55,793 Franklin Mutual Series Funds: $259,652 Franklin Value Investors Trust: $53,376	$662,000
Terrence J. Checki	None	$732,000
Mary C. Choksi	None	$670,000
Edith E. Holiday	None	$770,000
J. Michael Luttig	None	$679,000
Larry D. Thompson	None	$670,000
Valerie M. Williams	Franklin Alternative Strategies Funds: $54,061 Franklin Mutual Series Funds: $186,958 Franklin Value Investors Trust: $38,364	$674,000

1. As of the respective Trust’s last fiscal year end. All Independent Board members other than Ann Torre Bates and Valerie M. Williams were elected as Trustees of the Trust effective on August 1, 2026 and did not receive fees from the Trust as of December 31, 2025.

2. As of December 31, 2025.

3. Ann Torre Bates may, in the future, receive payments pursuant to a discontinued retirement plan for Franklin Mutual Series Funds that generally provides payments to independent board members who have served seven years or longer for the Trust.

IV. The following replaces the tables providing the dollar range of equity securities beneficially owned by the board members in the “Officers and Trustees” section of each SAI:

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Fund on December 31, 2025.

Independent Board Members

Board Member	Fund	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex ($)
Harris J. Ashton	—	—	Over 100,000
Ann Torre Bates

Franklin Alternative Strategies Fund

Franklin Mutual Shares Fund

Franklin Mutual Quest Fund

Franklin Mutual Beacon Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Value Fund

Franklin Mutual U.S. Mid-Cap Value Fund

		Over 100,000 Over 100,000 10,001-50,000 10,001-50,000 Over 100,000 Over 100,000 10,001-50,000	Over 100,000
Terrence J. Checki	—	—	Over 100,000
Mary C. Choksi	—	—	Over 100,000
Edith E. Holiday	Franklin Mutual Global Discovery Fund Franklin Small Cap Value Fund	50,001-100,000 50,001-100,000	Over 100,000
J. Michael Luttig	—	—	Over 100,000
Larry D. Thompson	Franklin Mutual Global Discovery Fund	Over 100,000	Over 100,000
Valerie M. Williams	Franklin Mutual Global Discovery Fund Franklin Mutual Shares Fund	50,001-100,000 50,001-100,000	Over 100,000

Interested Board Members

Board Member	Fund	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex ($)
Gregory E. Johnson	Franklin Mutual Global	Over 100,000	Over 100,000

Board Member	Fund	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex ($)
Discovery Fund
Rupert H. Johnson, Jr.	Franklin Mutual Global Discovery Fund Franklin Mutual Shares Fund Franklin Mutual International Value Fund	Over 100,000 Over 100,000 Over $100,000	Over 100,000

V. The following replaces the “Trustee qualifications” section in the “Officers and Trustees” section of each SAI:

Trustee qualifications Information on the Fund’s officers and board members appears above including information on the business activities of board members during the past five years and beyond. In addition to personal qualities, such as integrity, the role of an effective Fund board member inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. The board believes that the specific background of each board member evidences such ability and is appropriate to his or her serving on the Fund’s board. As indicated, Harris J. Ashton has served as a chief executive officer of a NYSE-listed public corporation; Ann Torre Bates has served as chief financial officer of a major corporation and as a board member of a number of public companies; Terrence J. Checki has served as a senior executive of a Federal Reserve Bank and has vast experience evaluating economic forces and their impact on markets, including emerging markets; Mary C. Choksi has an extensive background in asset management, including founding an investment management firm; Larry D. Thompson and Edith E. Holiday each have legal backgrounds, including high level legal positions with departments of the U.S. government; J. Michael Luttig has fifteen years of judicial experience as a Federal Appeals Court Judge and eleven years of experience as Executive Vice President and General Counsel of a major public company; Valerie M. Williams has over 35 years of audit and public accounting experience serving numerous global and multi-location companies in various industries; and Gregory E. Johnson and Rupert H. Johnson, Jr. are both high ranking executive officers of Franklin Templeton.

SCHEDULE A

Fund	Date of SAI

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Franklin Alternative Strategies Fund	October 1, 2025

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund	May 1, 2026
Franklin Mutual Global Discovery Fund	May 1, 2026
Franklin Mutual International Value Fund	May 1, 2026
Franklin Mutual Quest Fund	May 1, 2026
Franklin Mutual Shares Fund	May 1, 2026

FRANKLIN VALUE INVESTORS TRUST
Franklin Mutual U.S. Mid Cap Value Fund	March 1, 2026
Franklin Mutual Small-Mid Cap Value Fund	March 1, 2026
Franklin Small Cap Value Fund	March 1, 2026

Please retain this supplement for future reference.